Credit risk concentrations	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Credit risk concentrations
Note 7: Credit risk concentrations

Concentrations of credit risk in the lending and off-balance sheet credit-related arrangements portfolios arise when a number of customers are engaged in similar business activities, are in the same geographic region, or when they have similar economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic conditions. The Bank regularly monitors various segments of its credit risk portfolio to assess potential concentrations of risks and to obtain collateral when deemed necessary. In the Bank's commercial portfolio, risk concentrations are evaluated primarily by industry and by geographic region of loan origination. In the consumer portfolio, concentrations are evaluated primarily by products. Credit exposures include loans, guarantees and acceptances, letters of credit and commitments for undrawn lines of credit. Unconditionally cancellable credit cards and overdraft lines of credit are excluded from the tables below.

The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2024				December 31, 2023
Geographic region	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Belgium	2,478	—	—	2,478	2,815	—	—	2,815
Bermuda	37,227	1,631,461	186,210	1,854,898	39,843	1,772,429	189,190	2,001,462
Canada	1,417,882	—	—	1,417,882	1,198,290	—	—	1,198,290
Cayman Islands	40,675	1,068,142	218,817	1,327,634	46,870	1,171,213	197,333	1,415,416
France	207,687	—	—	207,687	—	—	—	—
Germany	1,178	—	—	1,178	1,637	—	—	1,637
Guernsey	1	552,994	103,979	656,974	1	630,157	180,179	810,337
Ireland	8,672	—	—	8,672	13,849	—	—	13,849
Japan	121,862	—	—	121,862	15,831	—	—	15,831
Jersey	—	223,964	68,217	292,181	—	181,647	17,514	199,161
Mauritius	1,055	—	—	1,055	994	—	—	994
Norway	100,148	—	—	100,148	94,698	—	—	94,698
Switzerland	3,377	—	—	3,377	1,952	—	—	1,952
The Bahamas	184	3,791	—	3,975	990	5,625	—	6,615
United Kingdom	1,240,116	1,018,948	137,654	2,396,718	558,724	1,010,537	162,002	1,731,263
United States	599,264	—	—	599,264	894,259	—	—	894,259
Other	1,705	—	—	1,705	1,206	—	—	1,206
Total gross exposure	3,783,511	4,499,300	714,877	8,997,688	2,871,959	4,771,608	746,218	8,389,785